UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from July 1, 2013 to July 31, 2013
Commission File Number of issuing entity: 333-173928-07
Ford Credit Auto Lease Trust 2013-A
(Exact name of issuing entity as specified on its charter)
Commission File Number of depositor: 333-173928
Ford Credit Auto Lease Two LLC
(Exact name of depositor as specified on its charter)
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)

Delaware
(State or jurisdiction of incorporation or organization of the issuing entity)

38-0549190
(I.R.S. Employer Identification No.)

c/o U.S. Bank Trust National Association 300 Delaware Avenue, 9th Floor, Wilmington, Delaware (Address of principal executive offices)	19801 (zip code)
(302) 576-3700
(Telephone Number, including area code)
Registered/reporting pursuant to (check one)

Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))
Class A-2 Notes			X
Class A-3 Notes			X
Class A-4 Notes			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes ☑ No ☐

PART I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

Distribution and performance information of the asset pool of the issuing entity is set forth in the attached Monthly Investor Report.

PART II - OTHER INFORMATION

Item 8. Other Information.

In accordance with Item 8 of Form 10-D, the issuing entity is disclosing under this Item the information required to be disclosed under Item 6.04 of Form 8-K, Failure to Make a Required Distribution.

Amounts due to Noteholders on August 15, 2013 were not paid until August 16, 2013 due to an administrative error on the part of the Indenture Trustee. The Indenture Trustee has informed the Servicer that the error was the result of a manual payment process that failed and was not corrected before the DTC payment cutoff time on August 15, 2013. The Indenture Trustee has informed the Servicer that it has completed the necessary set up for this transaction on its automated payment platform for all future Payment Dates, and that it has implemented additional internal control processes to prevent future payment delays.

Notice of the error by the Indenture Trustee was made available to the Noteholders through the facilities of DTC on August 21, 2013. All amounts due to Noteholders on August 15, 2013 were paid in full on August 16, 2013, and the Indenture Trustee has offered Noteholders compensation for the one day payment delay. The Monthly Investor Report for this Payment Date will not be revised, as it accurately reflected the amounts due to Noteholders and available for payment on the Payment Date.

Item 9. Exhibits.

Designation	Description
Exhibit 99	Ford Credit Auto Lease Trust 2013-A Monthly Investor Report

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Servicer, on behalf of the issuing entity, has duly caused this report to be signed by the undersigned duly authorized.

Ford Credit Auto Lease Trust 2013-A
(Issuing entity)

By: Ford Motor Credit Company LLC (Servicer)

/s/ Dan Gardetto
Dan Gardetto
Assistant Treasurer
Date: August 21, 2013

EXHIBIT INDEX

Designation	Description
Exhibit 99	Ford Credit Auto Lease Trust 2013-A Monthly Investor Report